Stock-Based Compensation (Details 3) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Net cash proceeds from the exercise of stock options	$ 73	$ 133	$ 193	$ 258	$ 299
Total intrinsic value of option exercises			168	158	120
Income tax benefit realized from stock option exercises			$ 73	$ 61	$ 47